Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Liabilities
8.	Accrued Liabilities

	December 31,	December 31,
	2014	2013
	$	$
Interest including interest rate swaps	19,598	26,923
Voyage and vessel expenses	5,266	9,836
Payroll and benefits	5,560	6,411
Other general expenses	4,224	2,288
Income tax payable and other	4,389	338

Total	39,037	45,796